VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments April 30, 2023 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.1%)

Education (4.1%)
Flathead County School District No 6 Columbia Falls 3.000% 07/01/2034 Callable @ 100.000 01/01/2031	280,000	$282,556
Montana State Board of Regents 5.000% 11/15/2045 Callable @ 100.000 11/15/2027	1,000,000	1,058,770
Montana State Board of Regents 5.000% 11/15/2034 Callable @ 100.000 11/15/2031	500,000	593,645
Montana State Board of Regents 5.000% 11/15/2035 Callable @ 100.000 11/15/2031	410,000	481,561
Montana State Board of Regents 4.000% 11/15/2041 Callable @ 100.000 11/15/2031	400,000	401,796
		2,818,328
General Obligation (49.2%)
City of Belgrade MT 5.000% 07/01/2031	280,000	327,911
City of Belgrade MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2032	250,000	296,802
City of Belgrade MT 5.000% 07/01/2034 Callable @ 100.000 07/01/2032	355,000	419,117
City of Bozeman MT 4.000% 07/01/2028 Callable @ 100.000 01/01/2024	540,000	547,614
City & County of Butte Silver Bow MT 4.000% 07/01/2030 Callable @ 100.000 07/01/2026	225,000	235,114
City & County of Butte Silver Bow MT 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	240,000	250,306
City & County of Butte Silver Bow MT 4.500% 07/01/2034 Callable @ 100.000 07/01/2026	850,000	901,340
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2040 Callable @ 100.000 01/01/2031	535,000	474,791
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	500,000	441,860
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031 Callable @ 100.000 07/01/2027	700,000	741,531
Cascade County School District 5/5C Centerville 3.000% 07/01/2033 Callable @ 100.000 07/01/2031	305,000	305,229
Cascade County School District 5/5C Centerville 3.000% 07/01/2035 Callable @ 100.000 07/01/2031	250,000	246,555
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039 Callable @ 100.000 07/01/2028	455,000	495,745
Flathead County School District No 6 Columbia Falls 4.000% 07/01/2039 Callable @ 100.000 07/01/2030	1,000,000	1,011,650
City of Fort Benton MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	715,000	688,516
City of Fort Benton MT 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	770,000	652,198
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	465,000	499,880
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	605,000	634,627
Gallatin County School District No 72 Ophir 4.000% 07/01/2031 Callable @ 100.000 07/01/2030	775,000	859,281
Gallatin County School District No 72 Ophir 4.000% 07/01/2032 Callable @ 100.000 07/01/2030	695,000	767,475
Gallatin County School District No 72 Ophir 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	565,000	597,476
Gallatin County School District No 72 Ophir 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	800,000	835,008
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032 Callable @ 100.000 06/01/2026	610,000	634,723
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033 Callable @ 100.000 06/01/2026	260,000	270,761
Gallatin County School District No 7 Bozeman 4.000% 06/01/2028	400,000	431,348
Gallatin County School District No 7 Bozeman 4.000% 06/01/2029	1,000,000	1,091,400
Gallatin County School District No 7 Bozeman 4.000% 06/01/2030	570,000	630,169
Gallatin County School District No 27 Monforton 4.250% 06/15/2026 Callable @ 100.000 06/15/2023	415,000	416,067
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028	575,000	575,736
Gallatin County School District No 44 Belgrade 4.000% 06/01/2036 Callable @ 100.000 06/01/2029	345,000	362,195
Lake Missoula & Sanders Counties Elementary School District No JT & 8 5.000% 07/01/2039 Callable @ 100.000 01/01/2033	515,000	576,913
Lake Missoula & Sanders Counties Elementary School District No JT & 8 5.000% 07/01/2043 Callable @ 100.000 01/01/2033	1,215,000	1,341,324
Missoula High School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	275,000	287,408
Hellgate School District No 4 5.000% 06/15/2028 Callable @ 100.000 06/15/2027	500,000	555,995
Hellgate School District No 4 5.000% 06/15/2029 Callable @ 100.000 06/15/2027	500,000	550,610
Hellgate School District No 4 5.000% 06/15/2030 Callable @ 100.000 06/15/2027	500,000	548,465
City of Missoula MT 4.000% 07/01/2031 Callable @ 100.000 07/01/2025	250,000	259,192
*Missoula County Elementary School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	500,000	520,385
Missoula County Elementary School District No 1 4.000% 07/01/2033 Callable @ 100.000 07/01/2026	750,000	783,555
State of Montana 4.000% 08/01/2026 Callable @ 100.000 08/01/2024	855,000	874,682
State of Montana 4.000% 08/01/2027 Callable @ 100.000 08/01/2024	480,000	491,755
State of Montana 5.000% 08/01/2030	500,000	590,110
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	965,000	983,644
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	355,000	361,362
County of Ravalli MT 4.250% 07/01/2030 Callable @ 100.000 07/01/2024	755,000	770,840
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	250,000	251,662
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	251,592
*Silver Bow County School District No 1 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	1,960,000	1,997,867
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039 Callable @ 100.000 07/01/2029	300,000	327,177
Stillwater County High School District No 6 Columbus 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	530,000	554,194
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	275,000	284,540
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031 Callable @ 100.000 07/01/2023	450,000	451,782
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	512,700
Yellowstone County School District No 2 Billings 3.000% 06/15/2032 Callable @ 100.000 12/15/2027	630,000	634,845
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037 Callable @ 100.000 07/01/2028	1,000,000	1,087,700
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038 Callable @ 100.000 07/01/2028	1,000,000	1,085,820
		33,578,544
Health Care (15.6%)
Montana Facility Finance Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	1,000,000	1,089,220
Montana Facility Finance Authority 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	1,000,000	1,083,250
Montana Facility Finance Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	2,000,000	1,711,620
Montana Facility Finance Authority 5.000% 08/15/2048 Callable @ 100.000 08/15/2028	500,000	513,700
Montana Facility Finance Authority 5.000% 01/01/2030	490,000	564,431
Montana Facility Finance Authority 4.000% 01/01/2037 Callable @ 100.000 01/01/2030	200,000	206,482
*Montana Facility Finance Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2030	1,500,000	1,541,445
Montana Facility Finance Authority 5.000% 06/01/2028 Callable @ 100.000 12/01/2024	1,015,000	1,047,561
Montana Facility Finance Authority 5.000% 06/01/2029 Callable @ 100.000 06/01/2025	915,000	951,435
Montana Facility Finance Authority 5.000% 06/01/2035 Callable @ 100.000 06/01/2028	425,000	462,978
Montana Facility Finance Authority 5.000% 06/01/2036 Callable @ 100.000 06/01/2028	700,000	763,364
County of Yellowstone MT 4.000% 10/01/2029 Callable @ 100.000 10/01/2024	710,000	728,169
		10,663,655
Housing (4.5%)
Montana Board of Housing 3.000% 12/01/2023	55,000	54,980
Montana Board of Housing 3.150% 06/01/2024	220,000	220,119
Montana Board of Housing 3.150% 12/01/2024	75,000	74,674
Montana Board of Housing 3.350% 06/01/2025	100,000	100,070
Montana Board of Housing 3.875% 12/01/2023 Callable @ 100.000 06/01/2023	70,000	70,045
Montana Board of Housing 4.050% 06/01/2024 Callable @ 100.000 06/01/2023	70,000	70,114
Montana Board of Housing 4.050% 12/01/2024 Callable @ 100.000 06/01/2023	200,000	200,302
Montana Board of Housing 4.650% 12/01/2028 Callable @ 100.000 06/01/2023	120,000	120,227
Montana Board of Housing 3.400% 12/01/2033 Callable @ 100.000 12/01/2027	205,000	203,241
Montana Board of Housing 3.250% 12/01/2044 Callable @ 100.000 12/01/2028	730,000	657,679
Montana Board of Housing 2.800% 12/01/2039 Callable @ 100.000 06/01/2029	635,000	552,107
Montana Board of Housing 3.000% 12/01/2045 Callable @ 100.000 06/01/2029	330,000	284,664
Montana Board of Housing 3.800% 12/01/2038 Callable @ 100.000 06/01/2028	470,000	466,165
		3,074,387
Other Revenue (10.2%)
City of Billings MT 5.500% 07/01/2026	130,000	130,859
City of Billings MT 4.375% 07/01/2029	490,000	490,681
*City of Billings MT 5.000% 07/01/2033	900,000	900,477
City of Billings MT 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	710,000	725,237
City of Billings MT 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	405,000	396,928
Gallatin County Rural Improvement District 5.500% 07/01/2025	250,000	249,423
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,001,320
City of Great Falls MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,005,000	847,366
City of Kalispell MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	500,000	547,365
City of Livingston MT 4.000% 07/01/2034 Callable @ 100.000 01/01/2029	525,000	536,854
*Madison County Rural Improvement District 6.000% 07/01/2030	925,000	926,230
City of Missoula MT 4.750% 07/01/2027	75,000	75,001
City of Missoula MT 6.000% 07/01/2030	160,000	160,240
		6,987,981
Pre-Refunded (6.3%)
Montana State Board of Regents 5.000% 11/15/2025 Callable @ 100.000 11/15/2023	500,000	505,405
Montana State Board of Regents 5.000% 11/15/2030 Callable @ 100.000 11/15/2023	240,000	242,150
Yellowstone County School District No 2 Billings 5.000% 06/15/2026 Callable @ 100.000 06/15/2024	515,000	526,294
Yellowstone County School District No 2 Billings 5.000% 06/15/2027 Callable @ 100.000 06/15/2024	1,000,000	1,020,580
Yellowstone County School District No 2 Billings 5.000% 06/15/2030 Callable @ 100.000 06/15/2025	795,000	840,681
Yellowstone County School District No 2 Billings 5.000% 06/15/2031 Callable @ 100.000 06/15/2025	705,000	736,274
Yellowstone County School District No 2 Billings 5.000% 06/15/2032 Callable @ 100.000 06/15/2025	435,000	455,219
		4,326,603
Transportation (2.0%)
Missoula Parking Commission 4.000% 10/01/2026 Callable @ 100.000 04/01/2024	835,000	846,740
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	98,618
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	103,438
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	330,000	330,439
		1,379,235
Utilities (5.2%)
City of Billings MT 5.000% 07/01/2031 Callable @ 100.000 07/01/2027	260,000	282,519
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039 Callable @ 100.000 07/01/2027	1,510,000	1,394,757
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025 Callable @ 100.000 07/01/2023	215,000	215,583
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026 Callable @ 100.000 07/01/2023	225,000	225,657
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028 Callable @ 100.000 07/01/2025	250,000	260,070
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029 Callable @ 100.000 07/01/2025	250,000	259,240
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033 Callable @ 100.000 07/01/2025	250,000	255,727
City of Missoula MT Water System Revenue 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	600,000	620,988
		3,514,541

TOTAL MUNICPAL BONDS (COST: $67,198,279)		$66,343,274

SHORT-TERM INVESTMENTS (1.8%)
(a) Morgan Stanley Inst'l Liquidity Fund, 4.99%	1,206,702	1,206,702
TOTAL SHORT-TERM INVESTMENTS (Cost $1,206,702)		$1,206,702

TOTAL INVESTMENTS (Cost $68,404,981) (98.9%)		67,549,976

OTHER ASSETS LESS LIABILITIES (1.1%)		$726,742

NET ASSETS (100.0%)		$68,276,718

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
(a) Seven day yield as of April 30, 2023.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2023 the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

Viking Tax-Free Fund for Montana
Investments at cost	$68,404,981
Unrealized appreciation	741,655
Unrealized depreciation	(1,596,660)
Net unrealized appreciation (depreciation)*	($855,005)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2023:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$66,343,274	$0	$66,343,274
Short-Term Investments	1,206,702	0	0	1,206,702
Total	$1,206,702	$66,343,274	$0	$67,549,976